UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
May 31, 2018 (Unaudited)

COMMON STOCKS (2.0%)	Shares		Value

Health Care Technology
NantHealth, Inc. (a)	81,870		$279,995
UroGen Pharma Ltd. (a)	70,713		4,251,266
Total Health Care Technology			4,531,261

TOTAL COMMON STOCKS (Cost $2,065,449)			$4,531,261

SHORT-TERM INVESTMENTS (50.4%)
Fidelity Investments Money Market Funds - Gvmt. Portfolio - Class I, 1.64% (b)	95,909,675		95,909,675
STIT Liquid Assets Portfolio - Institutional Class, 1.64% (b) (c)	16,330,226		16,330,226
TOTAL SHORT-TERM INVESTMENTS (Cost $112,239,901)			$112,239,901

TOTAL INVESTMENTS (52.4%) (Cost $114,305,350)			$116,771,162

OTHER ASSETS IN EXCESS OF LIABILITIES (47.6%)			105,783,602
TOTAL NET ASSETS (100.0%)			$222,554,764

OPTIONS PURCHASED (3.6%) (a)
	Contracts	Notional ($)
Call Options Purchased (0.8%)
iShares MSCI EAFE ETF, Expires June 15, 2018 at $74.00	16,000	111,040,000	48,000
EuroStoxx Banks Price EUR, Expires June 15, 2018 at 132.50 EUR	6,200	39,983,984	144,961
EuroStoxx Banks Price EUR, Expires June 15, 2018 at 142.50 EUR	6,200	39,983,984	18,120
SPX Volatility Index, Expires June 20, 2018 at $18.00	12,000	18,516,000	1,050,000
SPX Volatility Index, Expires June 20, 2018 at $20.00	7,000	10,801,000	420,000
Total Call Options Purchased (Premiums paid $2,362,773)			1,681,081

Put Options Purchased (0.8%)
S&P 500 Index, Expires May 31, 2018 at $2,700.00	1,000	270,527,000	5,000
S&P 500 Index, Expires June 1, 2018 at $2,620.00	1,200	324,632,400	15,000
S&P 500 Index, Expires June 1, 2018 at $2,680.00	1,200	324,632,400	174,000
S&P 500 Index, Expires June 13, 2018 at $2,660.00	880	238,063,760	919,600
SPX Volatility Index, Expires June 20, 2018 at $14.50	6,000	9,258,000	570,000
United States Oil Fund LP, Expires June 8, 2018 at $13.00	18,000	24,390,000	99,000
Total Put Options Purchased (Premiums paid $2,479,349)			1,782,600

			Notional /
		Counterparty	Vega Notional
Over the Counter Options Purchased (1.5%)
Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018 (d) ^	-	MS	35,000,000 EUR	123
Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018 (d) ^	-	CITI	20,000,000 USD	1,479,540
Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019 (d) ^	-	MS	80,000,000 USD	859,680
S&P 500 Index Knock-Out Put, Expires November 16, 2018 at $2,600.00 (e)	400	BAML	108,210,800 USD	1,078,036
Total Over the Counter Options Purchased (Premiums paid $3,288,536)				3,417,379

Currency Options (0.5%)
CHF Call / EUR Put, Expires June 29, 2018 at 1.15 CHF	-	MS	29,000,000 EUR	260,200
TRY Call / EUR Put, Expires December 21, 2018 at 4.50 TRY	-	MS	45,000,000 EUR	26,619
USD Call / COP Put, Expires August 31, 2018 at 2,900.00 COP (f)	-	MS	30,000,000 USD	469,650
USD Call / ILS Put, Expires May 1, 2019 at 3.60 ILS	-	MS	20,000,000 USD	287,120
USD Call / TRY Put, Expires July 20, 2018 at 4.80 TRY (g)	-	MS	50,000,000 USD	40,500
Total Currency Options (Premiums paid $1,510,026)				1,084,089

TOTAL OPTIONS PURCHASED (Premiums paid $9,640,684)				$7,965,149

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, MS - Morgan Stanley

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Non-income producing security.

(b) Rate quoted is seven-day yield at period end.

(c) Position held in the Subsidiary. See Notes.

(d) Terms and underlying basket components are listed on the following page.

(e)  Option includes a knock-out barrier at the S&P 500 Index price of $2,100. The option can no longer be exercised if the S&P 500 Index trades at or below this level during market hours on or before expiration.

(f) Option includes a knock-out barrier at 3,350 COP. The option can no longer be exercised if the exchange rate increases above this level.

(g) Option includes a knock-out barrier at 5 TRY. The option can no longer be exercised if the exchange rate increases above this level.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

Morgan Stanley Dispersion Basket, 15% Volatility Strike, Expires June 15, 2018
Purchased July 5, 2017 Notional: 35,000,000 EUR
Initial Price Level
Security	at July 5, 2017

Barclays plc	204.20
Credit Suisse Group AG-REG	14.46
HSBC Holdings plc	727.00
ING Groep NV	15.43
Intesa Sanpaolo	2.84
Lloyds Banking Group plc	65.69
Muenchener Rueckver AG-REG	180.25
Standard Chartered plc	789.70
Swiss Life Holding AG-REG	335.30
Unicredit SPA	17.00

Citigroup Dispersion Basket, 20% Volatility Strike, Expires June 15, 2018
Purchased June 21, 2017 Notional $20,000,000
Initial Price Level
Security	at June 21, 2017

Amazon.com, Inc.	1,002.23
Amgen, Inc.	171.35
Apple Inc.	145.87
Bank of America Corp	23.13
BlackRock, Inc.	420.74
Boeing Co.	199.17
ConocoPhillips	44.95
Gap Inc.	21.90
Gilead Sciences, Inc.	67.50
Halliburton Company	42.23
McDonald's Corp	153.73
Merck & Co., Inc.	65.46
Netflix, Inc.	155.03
NVIDIA Corp	159.47
salesforce.com, Inc.	87.56

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Morgan Stanley Dispersion Basket, 30% Volatility Strike, Expires December 20, 2019
Purchased January 9, 2018 Notional: $80,000,000
Initial Price Level
Security	at January 10, 2018

Alphabet, Inc. - Class A	1,110.14
Analog Devices, Inc.	90.11
Apple, Inc.	174.29
Aptiv plc	90.46
Bayerische Motoren Werke AG	89.40
BP plc	530.50
Continental AG	242.40
Daimler AG-REG	74.15
Ford Motor Co.	13.03
General Motors Co.	43.00
Hitachi Ltd.	917.50
Honda Motor Corp	4,102.00
Infineon Technologies AG	24.57
Michelin	128.85
Nidec Corp	16,865.00
Progressive Corp	55.68
Renault SA	88.09
Royal Dutch Shell plc - Class A	2,557.00
SKF AB - Class B	187.50
Tesla, Inc.	334.80
The Allstate Corp	100.43
The Goodyear Tire & Rubber Co.	33.47
Toyota Motor Corp	7,706.00
Umicore S.A.	43.615
Valeo S.A.	65.68
Volkswagen AG-PREF	178.20

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

WRITTEN OPTIONS (-2.9%)
	Contracts	Notional ($)	Value
Call Options Written (-0.7%)
EuroStoxx Banks Price EUR, Expires June 15, 2018 at 137.50 EUR	(12,400)	(79,967,968)	$(36,240)
SPX Volatility Index, Expires June 20, 2018 at $23.00	(12,000)	(18,516,000)	(480,000)
SPX Volatility Index, Expires June 20, 2018 at $25.00	(7,000)	(10,801,000)	(227,500)
SPX Volatility Index, Expires June 20, 2018 at $30.00	(6,000)	(9,258,000)	(105,000)
SPX Volatility Index, Expires October 17, 2018 at $24.00	(4,500)	(6,943,500)	(607,500)
Total Call Options Written (Premiums received $1,844,133)			(1,456,240)

Put Options Written (-2.0%)
S&P 500 Index, Expires June 1, 2018 at $2,650.00	(2,400)	(649,264,800)	(60,000)
S&P 500 Index, Expires June 13, 2018 at $2,620.00	(440)	(119,031,880)	(253,000)
S&P 500 Index, Expires November 16, 2018 at $2,450.00	(400)	(108,210,800)	(1,611,140)
SPX Volatility Index, Expires June 20, 2018 at $13.00	(3,500)	(5,400,500)	(105,000)
SPX Volatility Index, Expires June 20, 2018 at $23.00	(3,000)	(4,629,000)	(2,400,000)
Total Put Options Written (Premiums received $5,024,639)			(4,429,140)
	Counterparty	Notional
Currency Options Written (-0.2%)
ILS Call / USD Put, Expires May 1, 2019 at 3.50 ILS	MS	(10,000,000) USD	(293,020)
USD Call / ILS Put, Expires May 1, 2019 at 3.90 ILS	MS	(20,000,000) USD	(78,040)
USD Call / SAR Put, Expires August 28, 2018 at 4.50 SAR	MS	(50,000,000) USD	-
Total Currency Options Written (Premiums received $1,302,860)			(371,060)

TOTAL WRITTEN OPTIONS (Premiums received $8,171,632)			$(6,256,440)

Counterparty abbreviation: MS - Morgan Stanley

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.0%) (a)

			Delivered			Received	Unrealized
Settlement	Currency		Currency Value ($)	Currency		Currency Value ($)	Appreciation /
Date	Delivered		May 31, 2018	Received		May 31, 2018	(Depreciation)
6/28/2018	187,540,000	SAR	$50,008,746	50,008,000	USD	$50,008,000	$(746)

TOTAL FORWARD CURRENCY CONTRACTS							$(746)

CREDIT DEFAULT SWAP CONTRACTS

			Rate Paid /					Up Front
Buy / Sell		Reference	(Received)	Payment	Termination		Fair	Premium Paid /	Unrealized
Counterparty	Protection	Entity (b)	by the Fund	Frequency	Date	Notional	Value	(Received)	Gain / (Loss)
BAML	Buy	CDX EM 25	1.00%	Quarterly	6/20/2021	$19,000,000	$(25,285)	$878,468	$(903,753)
MS	Buy	NJ STATE	1.00%	Quarterly	6/20/2023	7,000,000	(119,935)	(84,215)	(35,720)
MS	Buy	S KOREA	1.00%	Quarterly	9/20/2020	10,000,000	(192,844)	(89,951)	(102,893)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(338,064)	$704,302	$(1,042,366)

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley

(a) Morgan Stanley was the counterparty of all forward currency contracts held at May 31, 2018.

(b) The following is a description of each reference entity:

CDX EM 25 − CDX Emerging Markets S25 1.00% June 20, 2021 NJ STATE − State of New Jersey 5.250% July 1, 2019 S KOREA − Republic of Korea 7.125% April 16, 2019

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

TOTAL RETURN SWAP CONTRACTS
		Rate Paid / (Received)	Payment	Termination			Unrealized
Counterparty	Reference Entity (a)	by the Fund	Frequency	Date	Notional		Gain / (Loss)
BAML	MLBX4SX6 (b)	2.00%	Monthly	3/13/2019	19,550,010	USD	$-
BAML	MLBX4SX6 (b)	1.40%	Monthly	6/14/2018	30,361,166	USD	-
BAML	MLBX5HC1 (b)	-	Monthly	2/22/2019	48,455,664	USD	-
BAML	MLCVDC1X (b)	-	Monthly	10/29/2018	26,167,366	USD	-
BAML	MLHKINLO	0.10% + 3 Mo. LIBOR, 2.45%	At Maturity	8/8/2018	9,984,191	USD	(50,150)
BAML	MLHKINSH	0.10% + 3 Mo. LIBOR, (2.45%)	At Maturity	8/8/2018	(7,471,843)	USD	173,085
MS	MSUSHLTH	0.80% + 3 Mo. LIBOR, 3.15%	Monthly	1/8/2019	6,134,960	USD	(13,186)
SG	SGBVWEPH	0.38%	Quarterly	8/9/2018	39,600,000	EUR	46,969,517
SG	SGI US Gravity Index	0.50%	Monthly	11/19/2018	31,000,000	USD	430,934
SG	SGI Wildcat Top MLP Index	0.40% + 3 Mo. LIBOR, 2.72%	Quarterly	12/2/2018	20,700,000	USD	(78,920)

TOTAL OF TOTAL RETURN SWAP CONTRACTS							$47,431,280

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, MS - Morgan Stanley, SG - Societe Generale

(a) The tables on the following pages provide information on the underlying components of each total return swap contract.

(b) Position held in Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

MLBX4SX6, MLBX5HC1, MLCVDC1X - Merrill Lynch Wildcat Commodity Relative Value Indices employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Swap Reference Entity: MLBX4SX6				Swap Reference Entity: MLBX5HC1
			% of Total				% of Total
Underlying Instrument	Quantity	Value	Basket Value ^	Underlying Instrument	Quantity	Value	Basket Value ^
Brent Crude Futures Oct 2018	158	$ 12,167,168	5.1%	Natural Gas Futures Jul 2018	(491)	$ (14,478,752)	4.9%
Brent Crude Futures Sep 2018	(156)	(12,043,930)	5.1%	Natural Gas Futures Nov 2018	484	14,459,898	4.9%
Natural Gas Futures Nov 2018	(401)	(11,981,996)	5.0%	Brent Crude Futures Jan 2019	190	14,364,623	4.8%
Natural Gas Futures Dec 2018	380	11,737,424	4.9%	Brent Crude Futures Nov 2018	(187)	(14,330,819)	4.8%
WTI Crude Futures Jul 2018	(164)	(10,967,609)	4.6%	WTI Crude Futures Nov 2018	198	13,018,846	4.4%
WTI Crude Futures Sep 2018	164	10,935,534	4.6%	WTI Crude Futures Jul 2018	(194)	(12,983,904)	4.4%
Corn Futures Dec 2018	470	9,715,929	4.1%	Corn Futures Dec 2018	568	11,741,924	3.9%
Corn Futures Sep 2018	(479)	(9,666,687)	4.1%	Corn Futures Jul 2018	(593)	(11,684,048)	3.9%
LME Copper Futures Sep 2018	55	9,454,356	4.0%	Soybean Futures Nov 2018	217	11,202,756	3.8%
LME Copper Futures Jul 2018	(55)	(9,454,265)	4.0%	Soybean Futures Jul 2018	(218)	(11,122,173)	3.7%
Soybean Futures Jan 2019	169	8,761,936	3.7%	Copper Futures Jul 2018	(123)	(9,390,025)	3.2%
Soybean Futures Nov 2018	(169)	(8,715,412)	3.7%	Copper Futures Dec 2018	121	9,385,431	3.1%
LME Pri Alum Futures Jul 2018	(112)	(6,492,936)	2.7%	Gasoline RBOB Futures Nov 2018	89	7,417,540	2.5%
LME Pri Alum Futures Sep 2018	113	6,486,904	2.7%	Gasoline RBOB Futures Jul 2018	(81)	(7,349,885)	2.5%
Gasoline RBOB Futures Jul 2018	(68)	(6,152,921)	2.6%	Wheat Futures (CBT) Jul 2018	(256)	(6,723,227)	2.2%
Gasoline RBOB Futures Sep 2018	68	6,135,337	2.6%	Wheat Futures (CBT) Dec 2018	237	6,670,137	2.2%
Live Cattle Futures Dec 2018	123	5,477,701	2.3%	Live Cattle Futures Oct 2018	(152)	(6,510,108)	2.2%
Wheat Futures (CBT) Jul 2018	(208)	(5,464,957)	2.3%	Live Cattle Futures Dec 2018	145	6,485,527	2.2%
NY Harbor ULSD Futures Sep 2018	59	5,452,358	2.3%	NY Harbor ULSD Futures Nov 2018	69	6,443,402	2.2%
Wheat Futures (CBT) Dec 2018	194	5,451,662	2.3%	LME Pri Alum Futures Nov 2018	112	6,441,802	2.2%
NY Harbor ULSD Futures Jul 2018	(59)	(5,428,340)	2.3%	LME Pri Alum Futures Jul 2018	(111)	(6,424,021)	2.1%
Live Cattle Futures Oct 2018	(124)	(5,312,551)	2.2%	NY Harbor ULSD Futures Jul 2018	(69)	(6,414,618)	2.1%
LME Nickel Futures Sep 2018	50	4,607,754	1.9%	Soybean Meal Futures Dec 2018	170	6,350,495	2.1%
LME Nickel Futures Jul 2018	(50)	(4,599,108)	1.9%	Soybean Meal Futures Jul 2018	(166)	(6,243,020)	2.1%
Sugar #11 Futures (World) Oct 2018	(289)	(4,208,001)	1.8%	Sugar #11 Futures (World) Jul 2018	(363)	(5,203,221)	1.7%
Sugar #11 Futures (World) Mar 2019	265	4,101,043	1.7%	Sugar #11 Futures (World) Mar 2019	325	5,024,819	1.7%
LME Zinc Futures Sep 2018	51	3,922,356	1.7%	LME Nickel Futures Jul 2018	(51)	(4,640,782)	1.6%
LME Zinc Futures Jul 2018	(51)	(3,918,487)	1.7%	LME Nickel Futures Nov 2018	51	4,638,749	1.6%
Soybean Oil Futures Dec 2018	184	3,528,612	1.5%	Coffee 'C' Futures Jul 2018	(94)	(4,344,915)	1.5%
Soybean Oil Futures Jul 2018	(186)	(3,477,112)	1.5%	Coffee 'C' Futures Dec 2018	89	4,333,571	1.5%
Coffee 'C' Futures Sep 2018	73	3,444,471	1.4%	Soybean Oil Futures Dec 2018	220	4,205,078	1.4%
Coffee 'C' Futures Jul 2018	(74)	(3,443,464)	1.4%	Soybean Oil Futures Jul 2018	(225)	(4,200,557)	1.4%
Lean Hogs Futures Jul 2018	(100)	(3,113,890)	1.3%	LME Zinc Futures Jul 2018	(52)	(4,052,796)	1.3%
Lean Hogs Futures Aug 2018	96	2,944,657	1.2%	LME Zinc Futures Nov 2018	52	4,039,559	1.3%
Cotton No.2 Futures Dec 2018	54	2,494,610	1.0%	Lean Hogs Futures Jul 2018	(116)	(3,616,167)	1.2%
Cotton No.2 Futures Jul 2018	(51)	(2,382,629)	1.0%	Lean Hogs Futures Aug 2018	116	3,587,949	1.2%
KC HRW Wheat Futures Dec 2018	76	2,222,339	0.9%	Lean Hogs Futures Dec 2018	153	3,569,589	1.2%
KC HRW Wheat Futures Jul 2018	(82)	(2,220,902)	0.9%	Lean Hogs Futures Oct 2018	(141)	(3,562,420)	1.2%
Soybean Meal Futures Dec 2018	0 *	98	0.0%	Cotton No.2 Futures Dec 2018	66	3,018,004	1.0%
				Cotton No.2 Futures Jul 2018	(63)	(2,928,872)	1.0%
		$ (2,948)	100.0%	KC HRW Wheat Futures Jul 2018	(103)	(2,799,586)	0.9%
				KC HRW Wheat Futures Dec 2018	95	2,777,787	0.9%
				LME Pri Alum Futures Sep 2018	0 *	28,105	0.0%
				Sugar #11 Futures (World) Oct 2018	1	21,799	0.0%
				Natural Gas Futures Sep 2018	1	16,002	0.0%
				Corn Futures Sep 2018	0 *	6,621	0.0%
				Wheat Futures(CBT) Sep 2018	0 *	6,119	0.0%
				WTI Crude Futures Sep 2018	0 *	5,416	0.0%
				NY Harbor ULSD Futures Sep 2018	0 *	5,386	0.0%
				Gasoline RBOB Futures Sep 2018	(0) *	(3,539)	0.0%
				Other Underlying Index Components **		1,580	0.0%
^ Presented as percentage of absolute value.
						$ 261,059	100.0%
* Amount held in basket is less than one contract.

** Largest 50 underlying components by market value at May 31, 2018 are listed.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Swap Reference Entity: MLCVDC1X

MLCVDC1X aims to generate positive performance from trading Corn Futures and Options on Corn Futures.
					% of Total
Underlying Instrument		Strike	Quantity	Value	Basket Value ^
Corn Futures Jul 2018			117	$2,304,018	29.2%
Corn Futures Sep 2018			(53)	(1,064,842)	13.5%
Sept 2018 Puts on Corn Futures	Puts	410	(815)	(1,044,864)	13.2%
Sept 2018 Calls on Corn Futures	Calls	410	(815)	(769,685)	9.8%
Sept 2018 Calls on Corn Futures	Calls	400	(457)	(508,283)	6.4%
Sept 2018 Puts on Corn Futures	Puts	400	(457)	(434,039)	5.5%
July 2018 Calls on Corn Futures	Calls	380	(467)	(371,010)	4.7%
July 2018 Puts on Corn Futures	Puts	400	(603)	(361,513)	4.6%
Sept 2018 Puts on Corn Futures	Puts	420	(146)	(238,539)	3.0%
July 2018 Calls on Corn Futures	Calls	390	(461)	(222,196)	2.8%
July 2018 Calls on Corn Futures	Calls	400	(603)	(180,757)	2.3%
July 2018 Puts on Corn Futures	Puts	390	(461)	(132,672)	1.7%
Sept 2018 Calls on Corn Futures	Calls	420	(146)	(116,538)	1.5%
Sept 2018 Calls on Corn Futures	Calls	390	(45)	(59,388)	0.8%
July 2018 Puts on Corn Futures	Puts	380	(467)	(46,727)	0.6%
Sept 2018 Puts on Corn Futures	Puts	390	(45)	(29,411)	0.4%

				$(3,276,446)	100.0%
^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Swap Reference Entity: MLHKINLO

MLHKINLO is a basket of long equity securities with a geographic focus in Asia.

Underlying Instrument	Quantity	Value	Basket Value ^
Tokai Carbon Co. Ltd.	14,651	$300,923	3.0%
Yageo Corp	8,062	255,662	2.6%
Samsung Biologics Co. Ltd.	586	235,629	2.4%
Daewoong Pharmaceutical Co. Ltd.	1,203	232,318	2.3%
Whitehaven Coal Ltd.	57,424	228,549	2.3%
Hyundai Engineering & Construction Co. Ltd.	3,344	228,126	2.3%
Shinsegae Inc.	555	225,208	2.3%
SK Hynix Inc.	2,604	224,831	2.3%
HanAll Biopharma Co. Ltd.	7,524	223,225	2.3%
Toyo Seikan Group Holdings Ltd.	12,952	217,588	2.2%
Sandfire Resources NL	32,690	214,776	2.2%
Nanya Technology Corp.	64,671	214,709	2.2%
Celltrion Inc.	873	214,294	2.2%
Ssangyong Cement Industrial Co. Ltd.	6,868	214,280	2.2%
Saracen Mineral Holdings Ltd.	130,447	212,629	2.1%
Asia Cement Corp.	190,270	209,297	2.1%
Sirtex Medical Ltd.	9,410	209,272	2.1%
Sebang Global Battery Co. Ltd.	6,856	207,519	2.1%
China Petroleum & Chemical Corp.	209,180	204,997	2.1%
Janus Henderson Group plc	6,479	203,884	2.1%
Nine Entertainment Co. Holdings Ltd.	111,429	202,801	2.1%
China Construction Bank Corp.	200,792	202,800	2.0%
Asahi Kasei Corp.	14,714	202,313	2.0%
Beach Energy Ltd.	162,473	201,466	2.0%
GWA Group Ltd.	74,235	200,435	2.0%
CNOOC Ltd.	119,043	199,993	2.0%
Altium Ltd.	12,588	199,265	2.0%
Kumho Petrochemical Co. Ltd.	2,047	198,677	2.0%
Daelim Industrial Co. Ltd.	2,544	197,524	2.0%
Santos Ltd.	43,905	194,497	2.0%
Dai-Ichi Life Holdings Inc.	10,366	193,536	1.9%
Industrial Bank of Korea	13,419	193,498	1.9%
Taekwang Industrial Co. Ltd.	167	191,918	1.9%
POSCO	611	191,810	1.9%
Kobe Steel Ltd.	19,077	191,727	1.9%
Bellamy's Australia Ltd.	14,243	190,715	1.9%
Japan Post Holdings Co. Ltd.	16,611	190,523	1.9%
Sindoh Co. Ltd.	3,768	186,678	1.9%
CSR Ltd.	48,279	183,461	1.8%
Tokyo Electric Power Co.	38,187	181,390	1.8%
Sumitomo Metal Mining Co. Ltd.	4,710	180,427	1.8%
OCI Co. Ltd.	1,453	177,893	1.8%
The Japan Steel Works Ltd.	6,243	176,241	1.8%
Nippon Light Metal Holdings Co. Ltd.	74,581	174,519	1.8%
JGC Corp.	8,232	172,038	1.7%
Metcash Ltd.	78,532	171,986	1.7%
KEPCO Engineering & Construction Co. Ltd.	5,940	171,301	1.7%
The A2 Milk Co. Ltd.	22,801	171,234	1.7%
Lynas Corp. Ltd.	92,289	168,889	1.7%

		$9,937,271	100.0%
^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Swap Reference Entity: MLHKINSH

MLHKINSH is a basket of short equity securities with a geographic focus in Asia.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Wisetech Global Ltd.	(16,471)	$(183,163)	2.5%
Hanwha Aerospace Co. Ltd.	(5,789)	(177,386)	2.4%
InvoCare Ltd.	(17,255)	(172,379)	2.4%
LIG Nex1 Co. Ltd.	(3,636)	(171,414)	2.3%
IPH Ltd.	(49,131)	(167,046)	2.3%
LG Innotek Co. Ltd.	(1,245)	(165,676)	2.3%
Hanssem Co. Ltd.	(1,519)	(158,678)	2.2%
AAC Technologies Holdings Inc.	(10,441)	(157,248)	2.2%
Hon Hai Precision Industry Co. Ltd.	(54,927)	(157,090)	2.2%
Breville Group Ltd.	(17,746)	(155,991)	2.1%
G8 Education Ltd.	(82,425)	(154,960)	2.1%
Syrah Resources Ltd.	(63,728)	(151,673)	2.1%
Largan Precision Co. Ltd.	(1,109)	(151,645)	2.1%
Hong Kong Exchanges & Clearing Ltd.	(4,674)	(151,244)	2.1%
Australian Pharmaceutical Industries Ltd.	(146,400)	(150,792)	2.1%
Green Cross Holdings Corp.	(4,275)	(149,970)	2.0%
Eclipx Group Ltd.	(57,073)	(148,389)	2.0%
CJ Logistics Ltd.	(1,065)	(147,099)	2.0%
Yahoo Japan Corp.	(40,339)	(146,834)	2.0%
Screen Holdings Co. Ltd.	(1,723)	(146,763)	2.0%
Yungjin Pharmaceutical Co. Ltd.	(19,379)	(146,697)	2.0%
SK Networks Co. Ltd.	(31,790)	(145,917)	2.0%
Delta Electronics Inc.	(39,220)	(145,112)	2.0%
Korea Kolmar Holdings Co. Ltd.	(2,033)	(144,860)	2.0%
Japan Tobacco Inc.	(5,360)	(144,721)	2.0%
Hyundai Livart Co. Ltd.	(6,842)	(143,545)	2.0%
Korea Aerospace Industries Ltd.	(3,521)	(143,219)	2.0%
Hanmi Science Co. Ltd.	(2,178)	(142,933)	2.0%
Samsung Heavy Industries Co. Ltd.	(20,561)	(142,280)	1.9%
DB Insurance Co. Ltd.	(2,631)	(142,266)	1.9%
Retail Food Group Ltd.	(225,389)	(139,741)	1.9%
Hyundai Heavy Industries Holdings Co. Ltd.	(389)	(139,663)	1.9%
AMOREPACIFIC Group	(1,185)	(138,052)	1.9%
Ssangyong Motor Co.	(32,558)	(138,046)	1.9%
Thai Beverage pcl	(241,315)	(137,549)	1.9%
Samsung Life Insurance Co. Ltd.	(1,438)	(136,926)	1.9%
Naver Corp.	(221)	(136,897)	1.9%
Hyundai WIA Corp.	(2,926)	(136,591)	1.9%
Pegatron Corp.	(64,517)	(136,131)	1.9%
Hyundai Marine & Fire Insurance Co. Ltd.	(4,286)	(134,893)	1.8%
CJ CGV Co. Ltd.	(2,211)	(134,845)	1.8%
Pioneer Corp.	(93,893)	(134,267)	1.8%
LG Hausys Ltd.	(2,025)	(133,460)	1.8%
Hyundai Heavy Industries Co. Ltd.	(1,254)	(132,748)	1.8%
Korea Electric Terminal Co. Ltd.	(3,142)	(130,834)	1.8%
Unitika Ltd.	(22,722)	(130,653)	1.8%
Mando Corp.	(3,608)	(128,222)	1.8%
StarHub Ltd.	(89,018)	(128,186)	1.8%
Halla Holdings Corp.	(3,088)	(128,029)	1.8%
Dongwon Systems Corp.	(3,728)	(126,318)	1.7%

		$(7,289,041)	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Swap Reference Entity: MSUSHLTH

MSUSHLTH is a basket of long and short equity securities with a healthcare focus.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
Avexis Inc.	16,037	$3,493,238	21.5%
Clovis Oncology Inc.	23,320	1,095,130	6.8%
Xencor Inc.	26,798	1,072,196	6.6%
Heron Therapeutics Inc.	30,778	1,003,362	6.2%
GW Pharmaceuticals - ADR	5,459	878,773	5.4%
AbbVie Inc.	8,821	872,733	5.4%
Genomic Health Inc.	20,144	804,140	5.0%
Grifols SA - ADR	34,520	753,571	4.6%
Laboratory Corp of America Holdings	4,043	730,092	4.5%
Seattle Genetics Inc.	11,532	697,593	4.3%
NxStage Medical Inc.	24,625	680,636	4.2%
Edwards Lifesciences Corp.	4,876	669,460	4.1%
Vanda Pharmaceuticals Inc.	34,902	614,273	3.8%
Cerus Corp.	87,767	578,386	3.6%
Hologic Inc.	14,685	556,400	3.4%
Horizon Pharma plc	31,848	519,126	3.2%
Incyte Corp.	6,887	470,192	2.9%
AAC Holdings Inc.	28,723	309,059	1.9%
Bellicum Pharmaceuticals Inc.	30,678	247,880	1.5%
Synergy Pharmaceuticals Inc.	112,446	178,790	1.1%

		$16,225,030	100.0%

Swap Reference Entity:	SGI US Gravity Index

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
S&P 500 Futures Jun 2018	(8)	$(5,574,531)	100.0%

Swap Reference Entity:	SGI Wildcat Top MLP Index

SGI Wildcat Top MLP Index aims to generate positive performance from dynamically trading listed MLP equities.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
US Dollars	20,700,000	$20,700,000	100.0%

Swap Reference Entity:	Wildcat Ludician 2 USD ER Index

Wildcat Ludician 2 USD ER Index aims to generate positive performance from trading VIX Index futures.
			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
CBOE VIX Futures Jul 2018	213	$3,386,595	100.0%

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Swap Reference Entity: SGBVWEPH *

SGBVWEPH Index aims to generate positive performance by trading constituents of the STOXX Europe 600 Price Index on a market neutral basis.

			% of Total
Underlying Instrument	Quantity	Value	Basket Value ^
FTSE 100 Index Futures June 2018	(169)	$(17,236,550)	8.3%
CAC40 10 Euro Index Futures June 2018	(230)	(14,462,530)	7.0%
Swiss Market Index Futures June 2018	(143)	(12,282,880)	5.9%
DAX Index Futures June 2018	(27)	(10,041,155)	4.8%
Euro Stoxx 50 Futures June 2018	(205)	(8,139,968)	3.9%
Amsterdam Index Futures June 2018	(51)	(6,634,365)	3.2%
OMXS 30 Index Futures June 2018	(349)	(6,111,714)	2.9%
FTSE/MIB Index Futures June 2018	(42)	(5,389,094)	2.6%
IBEX 35 Index Futures June 2018	(22)	(2,467,120)	1.2%
Kuehne + Nagel Intl AG-Reg	6,088	918,745	0.4%
Diageo plc	24,885	913,781	0.4%
Swisscom AG-Reg	2,020	901,717	0.4%
Relx plc	37,556	825,108	0.4%
LEG Immobilien AG	7,471	817,531	0.4%
Sgs SA-Reg	283	733,207	0.4%
Relx NV	33,164	722,983	0.3%
Roche Holding AG-Genusschein	3,353	718,616	0.3%
Croda International plc	11,570	716,988	0.3%
Wolters Kluwer	12,778	716,479	0.3%
Ems-Chemie Holding AG-Reg	1,078	674,708	0.3%
Givaudan-Reg	298	664,865	0.3%
Galp Energia SGPS SA	35,165	652,303	0.3%
Royal Dutch Shell plc - A Shares	18,753	649,798	0.3%
BHP Billiton plc	27,938	642,006	0.3%
Sanofi	8,320	637,310	0.3%
Centamin plc	372,151	636,378	0.3%
Eiffage SA	5,610	631,191	0.3%
Schindler Holding - Participatory Note	2,916	616,636	0.3%
Viscofan SA	9,233	613,703	0.3%
Nestle SA-Reg	8,121	613,463	0.3%
Intercontinental Hotels Group plc	9,524	609,470	0.3%
Bureau Veritas SA	24,579	608,320	0.3%
Partners Group Holding AG	835	603,873	0.3%
Tryg A/S	25,918	596,104	0.3%
Rentokil Initial plc	130,209	592,453	0.3%
Wh Smith plc	22,288	574,127	0.3%
Gecina SA	3,304	570,645	0.3%
Adecco Group AG-Reg	9,471	568,624	0.3%
Pernod Ricard SA	3,368	564,900	0.3%
Solvay SA	4,207	564,674	0.3%
Cie Financiere Richemont-Reg	6,098	559,455	0.3%
Informa plc	52,938	552,147	0.3%
Orkla ASA	60,162	542,662	0.3%
Chr Hansen Holding A/S	5,650	541,656	0.3%
Intertek Group plc	7,401	537,778	0.3%
Assicurazioni Generali SpA	31,667	537,707	0.3%
Boliden AB	15,151	533,926	0.3%
Deutsche Wohnen SE	11,258	527,348	0.3%
Persimmon plc	13,986	526,559	0.3%
Swiss Life Holding AG-Reg	1,526	520,877	0.3%
Other Underlying Index Components *		68,160,309	47.3%
		$11,645,754	100.0%

* Largest 50 underlying components by market value at May 31, 2018 are listed.

^ Presented as percentage of absolute value.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

CORRELATION SWAP CONTRACTS ^
		Correlation	Effective	Termination	Vega	Unrealized
Counterparty	Underlying Positions (a)	Strike	Date	Date	Notional	Gain / (Loss)
CITI	SX5E & EUR/GBP FX	-32.00%	4/26/2017	12/24/2019	50,000 EUR	$395,589
CITI	SX5E & EUR/JPY FX	12.00%	2/2/2017	12/21/2018	25,000 EUR	201,594
CITI	SX5E & EUR/JPY FX	16.00%	2/3/2017	12/21/2018	15,000 EUR	52,274
CITI	SX5E & EUR/KRW FX	-55.00%	4/26/2018	12/24/2019	(33,000) EUR	859,921
CITI	SX5E & EUR/USD FX	-24.00%	4/26/2017	12/21/2018	60,000 EUR	536,023
CITI	SX5E & EUR/USD FX	-29.00%	12/2/2016	12/21/2018	100,000 EUR	1,580,749
CITI	SX5E & EUR/USD FX	-24.50%	2/15/2018	12/24/2019	100,000 EUR	394,361
CITI	SX5E & EUR/USD FX	-27.00%	3/22/2018	12/24/2019	40,000 EUR	309,999
MS	EUR/MXN FX & USD/MXN FX	79.25%	1/12/2018	1/15/2019	(100,000) USD	74,481
MS	EUR/USD FX & EUR/GBP FX	30.00%	2/28/2018	3/4/2019	90,000 EUR	884,137
MS	SX5E & EUR/GBP FX	-30.50%	4/30/2018	12/20/2019	33,000 EUR	169,217
MS	SX5E & EUR/GBP FX	-25.00%	1/31/2018	12/18/2020	30,000 EUR	90,229
MS	SX5E & EUR/JPY FX	7.00%	1/5/2017	12/20/2019	25,000 EUR	226,916
MS	SX5E & EUR/JPY FX	18.00%	3/16/2017	12/21/2018	30,000 EUR	(34,468)
MS	SX5E & EUR/JPY FX	6.00%	12/19/2016	12/21/2018	40,000 EUR	624,222
MS	SX5E & EUR/JPY FX	10.00%	1/5/2017	12/21/2018	50,000 EUR	688,307
MS	SX5E & EUR/KRW FX	-47.00%	5/25/2017	12/21/2018	40,000 EUR	493,342
MS	SX5E & EUR/USD FX	-24.50%	2/8/2017	12/21/2018	40,000 EUR	502,533
MS	SX5E & EUR/USD FX	-29.00%	10/5/2017	12/20/2019	30,000 EUR	524,532
SG	SX5E & EUR/KRW FX	-48.00%	3/7/2018	9/20/2019	35,000 EUR	595,665
SG	SX5E & EUR/USD FX	-28.00%	4/3/2018	6/19/2020	50,000 EUR	297,892

TOTAL OF CORRELATION SWAP CONTRACTS						$9,467,515

DISPERSION SWAP CONTRACT ^
			Effective	Termination	Vega	Unrealized
Counterparty	Reference Entity (b)		Date	Date	Notional	Gain / (Loss)
MS	FTSE 100 Custom Basket		7/24/2017	6/15/2018	200,000 GBP	$215,768

Counterparty abbreviations: CITI - Citigroup, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: FTSE 100 - Financial Times Stock Exchange 100 Index, SX5E - Euro Stoxx 50 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a)  Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap's description from effective date until termination date. Payment occurs at termination date.

(b) The table on the following page provides information on the underlying components of the dispersion swap contract. Payment occurs at termination date.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Morgan Stanley FTSE 100 Custom Basket
Effective date: July 24, 2017 Termination Date: June 15, 2018

Swap has two legs. The first leg's underlying reference is the FTSE 100 Index. The second leg references a basket of underlying securities listed below. Payment to or from Morgan Stanley is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike (GBP)	Notional (GBP)

FTSE 100 Index	15.91%	(250,000)
Associated British Foods plc	24.25	25,000
Aviva plc	23.21	25,000
BAE Systems plc	19.50	25,000
BT Group plc	25.88	25,000
Legal & General Group plc	21.55	25,000
Lloyds Banking Group plc	24.31	25,000
Reckitt Benckiser Group plc	18.31	25,000
Royal Dutch Shell plc - Class A	20.50	25,000
Royal Dutch Shell plc - Class B	20.80	25,000
SSE plc	19.75	25,000

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

VARIANCE SWAP CONTRACTS (a)
		Volatility or	Effective	Termination	Vega	Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike	Date	Date	Notional	Gain / (Loss)
BAML	NKY Up Corridor Variance Swap (b) ^	26.60%	2/17/2017	12/11/2020	56,375,000 JPY	$(477,814)
BAML	RTY Variance Swap	16.35%	4/30/2018	6/15/2018	100,000 USD	440,070
BAML	SPX Variance Knock-In Swap (c) ^	16.80%	6/15/2018	12/21/2018	350,000 USD	274,945
BAML	SPX Variance Swap	20.90%	2/17/2017	12/18/2020	(500,000) USD	1,489,762
CITI	AUD / USD Volatility Swap	8.45%	1/18/2018	7/19/2018	753,000 AUD	(39,623)
CITI	EUR / USD Volatility Swap	7.70%	10/19/2017	10/23/2018	(550,000) USD	(164,562)
CITI	GLD Variance Swap	10.85%	5/18/2018	6/15/2018	100,000 USD	150,780
CITI	SPX Variance Swap	16.51%	12/12/2017	1/18/2019	(1,000,000) USD	(665,899)
CITI	USD / RUB Volatility Swap	13.35%	5/10/2018	7/10/2018	200,000 USD	135,310
CITI	USO Variance Swap	26.75%	5/21/2018	8/17/2018	50,000 USD	(151,825)
MS	AUD / USD Volatility Swap	8.40%	5/17/2018	11/19/2018	470,000 USD	28,822
MS	EUR / USD Volatility Swap	7.95%	2/21/2018	2/21/2019	400,000 EUR	(137,389)
MS	FTSE 100 / SPX Outperformance Corridor Variance (d) ^	14.45% and 17.80%	10/31/2017	6/15/2018	400,000 USD	(813)
MS	FTSE 100 / SPX Outperformance Corridor Variance (d) ^	15.80% and 18.55%	9/7/2017	6/15/2018	400,000 USD	577
MS	FTSE 100 Variance Swap	14.50%	1/22/2018	12/21/2018	270,000 GBP	259,532
MS	SPX Variance Swap	15.80%	1/22/2018	12/21/2018	(400,000) USD	(791,558)
MS	SX5E Up Variance Swap (e) ^	18.10%	2/26/2018	12/20/2019	300,000 EUR	(477,782)
MS	SX5E Upside Variance Swap (f) ^	18.28%	3/29/2018	12/18/2020	300,000 EUR	(52,350)
MS	SX5E Variance Swap	12.70%	5/10/2018	6/15/2018	100,000 EUR	(45,718)
MS	SX5E Variance Swap	18.15%	2/26/2018	12/20/2019	(300,000) EUR	559,484
MS	SX5E / Compound Corridor Variance Swap (g) ^	0.00%	3/13/2018	12/20/2019	600,000 USD	586,755
MS	USD / BRL Volatility Swap	11.15%	4/5/2018	7/5/2018	300,000 USD	(670,212)
MS	USD / JPY Volatility Swap	6.85%	5/18/2018	6/15/2018	150,000 USD	226,119
MS	USD / TRY Volatility Swap	12.95%	4/12/2018	10/12/2018	500,000 USD	(3,047,347)
MS	USD / RUB Volatility Swap	12.30%	4/9/2018	6/12/2018	200,000 USD	976,748
MS	USD / ZAR Volatility Swap	12.55%	4/18/2018	7/18/2018	220,000 USD	842,129
MS	USD / ZAR Volatility Swap	13.55%	4/13/2018	10/12/2018	500,000 USD	1,211,651
SG	FTSE 100 Up Variance Swap (h) ^	14.75%	1/26/2018	12/21/2018	140,000 GBP	103,180
SG	HSI Up Corridor Variance Swap (i) ^	18.85%	7/21/2017	12/20/2019	600,000 USD	667,929
SG	HSI Variance Swap	24.30%	2/7/2018	12/30/2019	(3,510,000) HKD	1,707,256
SG	KOSPI Corridor Variance Swap (j) ^	16.65%	8/17/2017	12/13/2018	340,950,000 KRW	(724,058)
SG	KOSPI Volatility Swap	16.65%	8/17/2017	12/13/2018	(340,950,000) KRW	784,067
SG	SPX Variance Swap	16.05%	1/26/2018	12/21/2018	(200,000) USD	(370,241)
SG	SPX Variance Swap	16.10%	1/26/2018	12/21/2018	(200,000) USD	(359,240)
SG	SX5E Corridor Variance Swap (k) ^	17.30%	6/19/2017	6/15/2018	357,000 EUR	(1,504,757)
SG	SX5E Variance Swap	23.95%	4/7/2017	12/18/2020	(325,000) EUR	1,908,459
UBS	AS51 Variance Swap	15.50%	1/17/2018	12/20/2018	(753,000) AUD	1,981,526

TOTAL OF VARIANCE SWAP CONTRACTS						$4,653,913

OPTION AGREEMENT ^
		Volatility or	Effective	Termination		Unrealized
Counterparty	Swap Type & Reference Entity	Correlation Strike	Date	Date	Notional	Gain / (Loss)
BAML	SPX Forward Skew (l)	102% and 97%	7/19/2017	7/20/2018	120,000,000 USD	$187,921

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, CITI - Citigroup, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: AS51 - S&P / ASX 200 Index, FTSE 100 - Financial Times Stock Exchange 100 Index, HSI - Hang Seng Index,
KOSPI - KOSPI 200 Index, NKY - Nikkei 225 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index

^ Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

(a) Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.

(b) Payment from counterparty is based on the volatility of the Nikkei 225 Index until the maturity date while the index price remains above 9,615.

(c) Variance swap will only activate if underlying index is above 2,711.72 on the effective date.

(d)  The Fund makes investments in outperformance variance swap contracts. These investments generate gains or losses based on the volatility spread between two indices. The volatility spread is only accrued on days when the long volatility position has outperformed the short volatility position since the initial trade date. The volatility spread strike is discounted on entry to account for this condition.

(e) Change in underlying index is only included if prior day closing level is above 2,077.908.

(f) Change in underlying index is only included if prior day closing level is above 2,016.90.

(g) Change in underlying index SPX is only included if prior day closing level of SX5E is below 2,514.04.

(h) Change in underlying index is only included if prior day closing level is above 5,358.50.

(i) Change in underlying index is only included if prior day closing level is above 18,694.263.

(j) Change in underlying index is only included if prior day closing level is between 188.40 and 386.06.

(k) Change in underlying index is only included if prior day closing level is between 2,872.00 and 4,308.00.

(l)  Payments to or from the counterparty are based on the volatility of the S&P 500 Index over a series of monthly observation periods from August 18, 2017 to August 17, 2018. Payment from counterparty is received if the S&P 500 Index price increases by more than 2% during each observation period. The Fund pays the counterparty if the S&P 500 Index price decreases by more than 3% during each observation period. Aggregate net premium of $2,064,000 paid to the Fund by the counterparty over the term of the agreement.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

* As a percent of total investments.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
May 31, 2018 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at May 31, 2018, were $28,968,917, which represented 13.02% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in forwarding starting calls and puts on major equity indices. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. Quotes from a pricing service are used to estimate the implied volatility levels as an input to these models. A 1% change in the implied volatility could change the value by up to 63.86%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each corridor variance swap trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility level could change the value of corridor variance swaps by up to 668.83%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 123.22%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A 1% change in the implied correlation could change the value by up to 101.58%, which, depending on the direction of the change, could either increase or decrease the position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of May 31, 2018:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$4,531,261	$-	$-	$4,531,261
Options Purchased	-	5,625,806	2,339,343	7,965,149
Short-Term Investments	112,239,901	-	-	112,239,901
Total Assets	116,771,162	5,625,806	2,339,343	124,736,311

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments *
Written Options	$-	$(6,256,440)	$-	$(6,256,440)
Forward Currency Contracts	-	(746)	-	(746)
Credit Default Swaps	-	(1,042,366)	-	(1,042,366)
Total Return Swap Contracts	-	47,431,280	-	47,431,280
Correlation Swap Contracts	-	-	9,467,515	9,467,515
Dispersion Swap Contracts	-	-	215,768	215,768
Variance Swap Contracts	-	6,258,101	(1,604,188)	4,653,913
Option Agreement	-	-	187,921	187,921
Total	$-	$46,389,829	$8,267,016	$54,656,845

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts, credit default swap contracts, other swap contracts, and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2017	$565,236	$18,945,355
Purchased	1,480,000	-
Realized Gain (Loss)	(149,850)	11,284,901
Change in unrealized appreciation/depreciation	443,957	(21,963,240)
Balance at May 31, 2018	$2,339,343	$8,267,016

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels for the period ended May 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date  July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  July 25, 2018